Schedule of Major Revenue (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Product Information [Line Items]
Revenue	$ 10,385,661	$ 13,847,548	$ 21,810,317	$ 16,824,168
Revenue from construction contracts [Member]
Product Information [Line Items]
Revenue	10,384,649	13,846,198	21,805,616	16,766,550
Sale of Construction Construction Materials [Member]
Product Information [Line Items]
Revenue	$ 1,012	$ 1,350	$ 4,701	$ 57,618